Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Movement in Carrying Amount of Goodwill by Business Segment
The table below presents the movement in the carrying amount of goodwill by business segment during the fiscal years ended March 31, 2022 and 2023:

	Global Corporate & Investment Banking Business Group	Global Commercial Banking Business Group	Asset Management & Investor Services Business Group	Global Markets Business Group	Total
	(in millions)
Balance at March 31, 2021:
Goodwill	¥140,099	¥728,644	¥223,301	¥2,300	¥1,094,344
Accumulated impairment losses(1)	(63,393)	(645,731)	(14,368)	—	(723,492)
	76,706	82,913	208,933	2,300	370,852
Foreign currency translation adjustments and other	4,694	7,358	12,493	—	24,545
Balance at March 31, 2022:
Goodwill	144,793	736,002	235,794	2,300	1,118,889
Accumulated impairment losses	(63,393)	(645,731)	(14,368)	—	(723,492)
Less: Goodwill, net of accumulated impairment losses in transferred business of MUFG Union Bank(2)	(2,415)	(89,371)	—	—	(91,786)
	¥78,985	¥900	¥221,426	¥2,300	¥303,611
Impairment loss	—	—	(33,553)	—	(33,553)
Foreign currency translation adjustments and other	9,683	(900)	17,931	—	26,714
Balance at March 31, 2023:
Goodwill(3)	152,236	481,263	253,725	2,300	889,524
Accumulated impairment losses(3)	(63,568)	(481,263)	(47,921)	—	(592,752)
	¥88,668	¥—	¥205,804	¥2,300	¥296,772

Notes:
(1)Effective April 1, 2018, the MUFG Group reorganized its business groups. Goodwill originally recognized for Retail Banking Business Group, Corporate Banking Business Group, Trust Assets Business Group and Global Business Group other than MUAH and Krungsri was ¥1,900,019 million, which has been fully impaired before April 1, 2017. As these impairment losses recorded in past before the reorganization of the segment and are irrelevant to the annual impairment test under the new segment, the accumulated impaired loss is not allocated to new business segments after the reorganization of business group.
(2)Represents goodwill, net of accumulated impairment losses in transferred business of MUFG Union Bank, which is included in Other assets in the accompanying consolidated balance sheet at March 31, 2022.
(3)For the balance at March 31, 2023, the Goodwill and Accumulated impairment losses of the Global Corporate & Investment Banking Business Group and Global Commercial Banking Business Group in the above table exclude the goodwill and accumulated impairment losses previously recorded for MUFG Union Bank, which was sold during the fiscal year ended March 31, 2023. See Note 2 for further information.

Carrying Amount of Other Intangible Assets by Major Class
The table below presents the gross carrying amount, accumulated amortization and net carrying amount, in total and by major class of other intangible assets at March 31, 2022 and 2023:

	2022			2023
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions)
Intangible assets subject to amortization:
Software	¥3,169,332	¥2,380,861	¥788,471	¥3,440,220	¥2,606,923	¥833,297
Customer relationships	528,969	282,324	246,645	552,204	319,293	232,911
Core deposit intangibles	114,059	58,972	55,087	119,555	69,379	50,176
Trade names	76,858	36,846	40,012	79,861	41,090	38,771
Other	15,194	4,859	10,335	17,861	6,751	11,110
Total	¥3,904,412	¥2,763,862	1,140,550	¥4,209,701	¥3,043,436	1,166,265
Intangible assets not subject to amortization:
Other			8,051			7,958
Total			¥1,148,601			¥1,174,223

Estimated Aggregate Amortization Expense for Intangible Assets for Next Five Fiscal Years
The estimated aggregate amortization expense for intangible assets for the next five fiscal years is as follows:

(in millions)
Fiscal year ending March 31:
2024	¥281,137
2025	236,575
2026	193,844
2027	146,394
2028	111,124